Other operating expenses - Summary of Other Operating Expenses (Details) - GBP (£) £ in Millions			12 Months Ended
	May 28, 2025	Mar. 13, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Expenses [Line Items]
Other operating expenses			£ 5,895	£ 13,093	£ 7,538
The following items are included within other operating expenses:
Inventory write-offs			217	134	250
Research and development expenses (excluding employee benefit costs and depreciation)			133	174	181
Loss/(gain) on disposal of businesses			0	0	546
(Reversals)/charges in respect of assets held-for-sale			235	0	(195)
(Credits)/ charges in respect of Romania and Brazil other taxes			(15)	449	49
Marketing costs in operating expenses			1,092	1,111	1,152
Exchange differences			13	11	17
Hedge ineffectiveness within operating profit			11	5	(12)
Expenses relating to short-term leases			8	8	13
Expenses relating to leases of low-value assets			1	1	1
Auditor’s remuneration			31	30	29
Master settlement agreement and state settlement agreements
The following items are included within other operating expenses:
Gains (losses) on litigation settlements			1,543	1,689	2,023
Settlement of tobacco litigation in Canada
The following items are included within other operating expenses:
Gains (losses) on litigation settlements			(708)	6,203	0
Compliance charges of approved plans in canada
The following items are included within other operating expenses:
Gains (losses) on litigation settlements			3	0	0
DOJ and OFAC investigation
The following items are included within other operating expenses:
Gains (losses) on litigation settlements			0	4	75
Ukraine war conflict
The following items are included within other operating expenses:
Losses in Ukraine due to escalation of Russian offensive			39	0	0
ITC Ltd.
The following items are included within other operating expenses:
Partial disposal of shares in ITC	£ 3	£ 6	£ 3	£ 6	£ 0